Investments and Other Non-current Assets	12 Months Ended
Dec. 31, 2014
Investments and Other Non-current Assets

7. Investments and Other Non-current Assets

As of December 31, 2014, the Company had invested in three affiliated companies, which it currently does not control, but in which it exercises significant influence over operations and financial position. These investments are accounted for under the equity method, which means that a proportional share of the equity method investments’ net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Net Income, the proportional share of the net income (loss) is reported as “Income from equity method investments”. In 2013, the Company is applying deposit accounting for an insurance arrangement. In 2014, this arrangement is now a short-term receivable. For additional information on derivatives see Note 3.

DECEMBER 31	2014	2013
Equity method investments	$26.8	$26.6
Deferred tax assets	139.0	122.4
Income tax receivables	54.7	54.7
Long-term interest bearing deposit (insurance arrangement)	—	20.2
Other non-current assets	34.8	35.1

Investments and other non-current assets	$255.3	$259.0

The most significant equity method investments and the respective percentage of ownership are as follows:

COUNTRY	Ownership %	Company name
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

In 2014, EAKSA Composants pour L’Industrie Automobile, where the Company owned 49%, was liquidated.